Operating Lease - Schedule of Leases by Balance Sheet Location (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Leases by Balance Sheet Location [Abstract]
Operating lease right-of-use assets		$ 564,808
Operating lease liability - current		284,100
Operating lease liability - non-current		282,454
Total lease liabilities		566,554
Operating lease cost	$ 335,587	$ 140,055
Operating leases weighted-average remaining lease term (years)		1 year 11 months 12 days
Operating leases Weighted-average discount rate		8.00%